UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment                 [     ]; Amendment
Number:
This Amendment (Check only one.): [     ] is a restatement.
                                                            [
] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:		Capital Management Associates
Address:	140 Broadway
		44th Floor
		New York, NY  10005

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name 	Joseph A. Zock
Title:	President
Phone:	212-320-2000

Joseph A. Zock, New York, February 5, 2001



Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[  ]	13F NOTICE.
[  ]	13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.



FORM 13F SUMMARY PAGE





Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:



List of Other Included Mangers:

No. 13F File Number	Name













Capital Management Associates
FORM 13F
December 31, 2000


				                 Value  Shares/  Sh/PutInvstmOther
Name of Issuer                Title of CUSIP    (x$1000Prn Amt  PrnCalDscretManagersSole     SharedNone

ADC TELECOMMUNICATIONS INC.   COM       000886101  14324   790300SH    Sole             790300
ALBERTSON'S INC               COM       013104104  22232   838950SH    Sole             838950
ANALOG DEVICES INC COM        COM       032654105  12362   241500SH    Sole             241500
APACHE CORP.                  COM       037411105  22042   314600SH    Sole             314600
BARD (C.R.) INC.              COM       067383109  19752   424200SH    Sole             424200
BOWATER INC.                  COM       102183100  20535   364250SH    Sole             364250
BRINKER INTERNATIONAL INC     COM       109641100  20683   489550SH    Sole             489550
CHIRON CORP.                  COM       170040109   9779   219750SH    Sole             219750
COMPASS BANCSHARES INC        COM       20449h109  23424   981100SH    Sole             981100
CONSTELLATION ENERGY GROUP    COM       210371100  12699   281800SH    Sole             281800
COOPER CAMERON CORP           COM       216640102  12625   191100SH    Sole             191100
DEERE & CO                    COM       244199105  19427   424050SH    Sole             424050
DIAL CORP.                    COM       25247D101  15661  1423700SH    Sole            1423700
ENSCO INTERNATIONAL INC       COM       26874Q100  21391   628000SH    Sole             628000
FLOWERS INDS INC              COM       343496105  33595  2132999SH    Sole            2132999
GENZYME CORP                  COM       372917104  14165   157500SH    Sole             157500
HARCOURT GENERAL INC.         COM       41163g101  18230   318700SH    Sole             318700
HELIX TECHNOLOGY CORP         COM       423319102  17870   754900SH    Sole             754900
IVAX CORP                     COM       465823102   6120   159800SH    Sole             159800
KLA-TENCOR CORP               COM       482480100  15085   447800SH    Sole             447800
MCCORMICK & CO-NON VTG SHRS   COM       579780206  22662   628400SH    Sole             628400
NABORS INDUSTRIES INC.        COM       629568106  20220   341850SH    Sole             341850
OUTBACK STEAKHOUSE INC.       COM       689899102  17717   684700SH    Sole             684700
PG & E CORP                   COM       69331c108   2850   142500SH    Sole             142500
PHELPS DODGE CORP.            COM       717265102   8578   153700SH    Sole             153700
SEMPRA ENERGY                 COM       816851109  21792937294.69SH    Sole          937294.69
SILICON STORAGE TECHNOLOGY    COM       827057100  10491   888150SH    Sole             888150
SOUTHWEST AIRLINES            COM       844741108  21720   647775SH    Sole             647775
SUMMIT BANCORP                COM       866005101  27480   719600SH    Sole             719600
TEXAS INDUSTRIES INC.         COM       882491103  15679   522650SH    Sole             522650
TIDEWATER INC.                COM       886423102  12172   274300SH    Sole             274300
TOMMY HILFIGER CORP           COM       G8915Z102  16717  1703600SH    Sole            1703600
TXU CORPORATION               COM       882848104  25730   580650SH    Sole             580650
UNOCAL CORP                   COM       915289102  21317   551000SH    Sole             551000
WEATHERFORD INTERNATIONAL     COM       947074100  16796   355470SH    Sole             355470
WEYERHAEUSER CO.              COM       962166104  18694   368350SH    Sole             368350
ZIONS BANCORPORATION          COM       989701107  27416   439100SH    Sole             439100